Investment Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments Debt And Equity Securities [Abstract]
Schedule of amortized cost and fair value of debt securities classified as available-for-sale
		Gross	Gross
	Amortized	unrealized	unrealized
(in thousands)	cost	gains	losses	Fair value
December 31, 2014
Government sponsored enterprises	$57,002	$240	$143	$57,099
Asset-backed securities	106,726	855	1,119	106,462
Obligations of states and political subdivisions	34,925	583	71	35,437
Total available for sale securities	$198,653	$1,678	$1,333	$198,998

December 31, 2013
U.S. Treasury	$1,000	$3	$0	$1,003
Government sponsored enterprises	61,006	377	767	60,616
Asset-backed securities	112,747	817	3,191	110,373
Obligations of states and political subdivisions	33,637	568	212	33,993
Total available for sale securities	$208,390	$1,765	$4,170	$205,985

Schedule of amortized cost and fair value of debt securities classified as available-for-sale by contractual maturity
	Amortized	Fair
(in thousands)	cost	value
Due in one year or less	$12,322	$12,421
Due after one year through five years	56,138	56,327
Due after five years through ten years	21,409	21,767
Due after ten years	2,058	2,021
Total	91,927	92,536
Asset-backed securities	106,726	106,462
Total available for sale securities	$198,653	$198,998

Schedule of gross unrealized losses on debt securities and fair value of related securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total	Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	Value	Losses	Value	Losses	Value	Losses
At December 31, 2014
Government sponsored enterprises	$2,983	$(4)	$17,862	$(139)	$20,845	$(143)
Asset-backed securities	10,314	(50)	45,445	(1,069)	55,759	(1,119)
Obligations of states and political subdivisions	3,667	(15)	1,942	(56)	5,609	(71)
Total	$16,964	$(69)	$65,249	$(1,264)	$82,213	$(1,333)

(in thousands)
At December 31, 2013
Government sponsored enterprises	$25,771	$(767)	$0	$0	$25,771	$(767)
Asset-backed securities	76,048	(2,940)	5,941	(251)	81,989	(3,191)
Obligations of states and political subdivisions	6,907	(159)	450	(53)	7,357	(212)
Total	$108,726	$(3,866)	$6,391	$(304)	$115,117	$(4,170)

Schedule of components of investment securities gains (losses), which are recognized in earnings
(in thousands)	2014	2013	2012
Gains realized on sales	$86	$786	$26
Losses realized on sales	(66)	(8)	0
Other-than-temporary impairment recognized	0	0	0
Investment securities gains	$20	$778	$26